Note 17 - Deferred Compensation Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deferred Compensation Plan [Text Block]
(
1
7
)
Deferred
Compensation
Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts. In accordance with terms of the contracts, the Bank is committed to pay the participant’s deferred compensation over a specified number of years, beginning at age
65.
In the event of a participant’s death before age
65,
payments are made to the participant’s named beneficiary over a specified number of years, beginning on the first
day of the month following the death of the participant.

Liabilities accrued under the plans totaled
$706,677
and
$766,667
as of
December 31, 2018
and
2017,
respectively. Benefit payments under the contracts were
$107,850
in
2018
and
$110,080
in
2017.

Provisions charged to operations totaled
$52,285
in
2018,
$55,572
in
2017
and
$57,125
in
2016.

The Company has purchased life insurance policies on the plans’ participants and uses the cash flow from these policies to partially fund the plan. Fee income recognized with these plans totaled
$135,218
in
2018,
$233,064
in
2017
and
$165,128
in
2016.